Annual Total Returns - Fidelity Flex Freedom Blend 2010 Fund [BarChart] - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-12 - Fidelity Flex Freedom Blend 2010 Fund	May 28, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend 2010 Fund
Bar Chart Table:
Annual Return 2018	(3.05%)
Annual Return 2019	14.66%
Annual Return 2020	11.17%
Annual Return 2021	5.61%